February 4, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The TETON Westwood Funds (the “Trust”)
File Nos. 33-06790/811-04719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above named Trust do not differ from those contained in Post-Effective Amendment No. 42 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2013 (Accession # 0001193125-13-025989).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6275.

Very truly yours,

/s/ Rachael L. Schwartz
Rachael L. Schwartz
Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC
A. Mullady – Gabelli Funds, LLC
S. Kothari – Gabelli Funds, LLC
A. Lonergan
H. Robichaud